Financial Risk Factors (Details Narrative) - USD ($)	Jan. 31, 2022	Jul. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Working capital	$ 47,710,570	$ 57,241,355
Depreciation percentage	5.00%